FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2000

        Check here if Amendment [ ]:

        This Amendment (Check only one.):

                               [ ] is a restatement

                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey S. Halis
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Address:   10 East 50th Street, 21st Floor
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           New York, New York 10022
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Form 13F File Number: 28-7420
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                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:          Jeffrey S. Halis
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Title:
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Phone:         212-588-9697
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Signature, Place, and Date of Signing:

/s/Jeffrey Halis
New York, New York               FEBRUARY 14, 2001


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                                               Form 13F Summary Page

                                                  Report Summary



Number of Other Included Managers:
                                               0
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Form 13F Information Table Entry Total:        66

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Form 13F Information Table Value Total:
                                          $85,443 (thousands)
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List of Other Included Managers:          None

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bank Mut. Corp.                COM              063748107      482    50700 SH       SOLE                    50700
Brookline Bancorp, Inc.        COM              113739106     1173   102000 SH       SOLE                   102000
Capitol Federal Financial      COM              14057C106     6092   363700 SH       SOLE                   363700
Connecticut Bancshares Inc.    COM              207540105      830    45500 SH       SOLE                    45500
Dutchfork Bancshares Inc.      COM              26704p108      638    45000 SH       SOLE                    45000
Empire Federal Bancorp Inc.    COM              291657104     1169    98416 SH       SOLE                    98416
Evertrust Financial Group Inc. COM              300412103     2567   201300 SH       SOLE                   201300
First Citizens Bancshares Inc. COM              31946M103      518     6409 SH       SOLE                     6409
First Fed Bankshares Inc. Del. COM              32020V100      833    86496 SH       SOLE                    86496
Gaston Federal Bancorp Inc.    COM              367304102      183    20100 SH       SOLE                    20100
Greater Del. Valley Savings    COM              391688108      114    11700 SH       SOLE                    11700
Greene County Bancorp Inc.     COM              394357107      108    11800 SH       SOLE                    11800
Homestead Bancorp              COM              437698103      196    21900 SH       SOLE                    21900
Hudson City Bancorp            COM              443683107     2238   110500 SH       SOLE                   110500
Landmark Bancshares Inc.       COM              514928100      346    19800 SH       SOLE                    19800
Leeds Federal Bankshares Inc.  COM              524226107     1943   150942 SH       SOLE                   150942
Liberty Bancorp Inc. NJ        COM              529905101     1855   211996 SH       SOLE                   211996
Montgomery Financial Corp.     COM              613826106      197    19600 SH       SOLE                    19600
MutualFirst Financial Inc.     COM              62845B104     3024   205000 SH       SOLE                   205000
Northwest Bancorp Inc. PA      COM              667328108      311    34300 SH       SOLE                    34300
Pathfinder Bancorp Inc.        COM              70320A103       79    12800 SH       SOLE                    12800
Peoples Bancorp Auburn IN      COM              709788103      396    27546 SH       SOLE                    27546
Pulaski Bancorp Inc.           COM              745357103      230    24100 SH       SOLE                    24100
River Vy. Bancorp              COM              768475105      552    36200 SH       SOLE                    36200
Rome Bancorp Inc.              COM              775877103     1578   151200 SH       SOLE                   151200
Willow Grove Bancorp           COM              97111E101     2336   196723 SH       SOLE                   196723
Alleghany Corp. Del.           COM              017175100     3044    14815 SH       SOLE                    14815
American Physicians Capital    COM              028884104     1010    61000 SH       SOLE                    61000
Cypress Communications Inc.    COM              232743104      247   272600 SH       SOLE                   272600
E-Stamp Corp.                  COM              269154100       22   115300 SH       SOLE                   115300
Edwards Lifesciences Corp.     COM              28176e108     4423   249200 SH       SOLE                   249200
Flowers Inds. Inc.             COM              343496105     1575   100000 SH       SOLE                   100000
Gentiva Health Services Inc.   COM              37247A102     3681   275249 SH       SOLE                   275249
Huttig Building Products       COM              448451104     1348   326900 SH       SOLE                   326900
Lee Enterprises Inc.           COM              523768109     2805    94100 SH       SOLE                    94100
Liberte Investors Inc. Del     COM              530154103       68    23117 SH       SOLE                    23117
Liquid Audio                   COM              53631t102      453   176700 SH       SOLE                   176700
Massey Energy Corp.            COM              576206106      347    27200 SH       SOLE                    27200
Momentum Business Apps. Inc.   CL A             60877P108      730    69300 SH       SOLE                    69300
Neomagic Corp.                 COM              640497103       77    25800 SH       SOLE                    25800
Net Perceptions Inc.           COM              64107u101      401   191600 SH       SOLE                   191600
Octel Corp.                    COM              675727101     5891   512300 SH       SOLE                   512300
Primex Technologies Inc.       COM              741597108     1700    53337 SH       SOLE                    53337
Professional Detailing Inc.    COM              74312n107     1448    13690 SH       SOLE                    13690
Redwood Tr. Inc.               COM              758075402      714    40200 SH       SOLE                    40200
Stamps.com Inc.                COM              852857101     1039   373500 SH       SOLE                   373500
Synavant Inc.                  COM              87157a105      132    28200 SH       SOLE                    28200
Teledyne Technologies Inc.     COM              879360105     3952   167300 SH       SOLE                   167300
Tenneco Automotive Inc.        COM              880349105      147    49100 SH       SOLE                    49100
Walter Industries              COM              93317Q105      125    16952 SH       SOLE                    16952
Water Pik Technologies Inc.    COM              94113U100      230    32800 SH       SOLE                    32800
AT&T Corp.                     COM              001957109      459    26600 SH       SOLE                    26600
Associated  Banc Corp.         COM              045487105      523    17218 SH       SOLE                    17218
Cabot Microelectronics Corp.   COM              12709p103      567    10910 SH       SOLE                    10910
Cardinal Health Inc.           COM              14149Y108      996    10000 SH       SOLE                    10000
Commercial Federal Corp.       COM              201647104      253    12991 SH       SOLE                    12991
Magellan Health Svcs. Inc.     COM              559079108      355    80100 SH       SOLE                    80100
Nortel Networks Corp. New      COM              656568102      296     9242 SH       SOLE                     9242
Richmond County Fin. Corp.     COM              764556106      681    26080 SH       SOLE                    26080
Sanmina Corp.                  COM              800907107     1655    21600 SH       SOLE                    21600
Texas Instr. Inc.              COM              882508104     1822    38450 SH       SOLE                    38450
Veritas Software Corp          COM              923436109     2610    29825 SH       SOLE                    29825
MCN Energy Group Inc.          COM              55267J100      850    30700 SH       SOLE                    30700
Telephone & Data               COM              879433100     5458    60650 SH       SOLE                    60650
VoiceStream Wireless Corp.     COM              928615103     2007    19950 SH       SOLE                    19950
Openwave Sys. Inc.             COM              683718100     1314    27404 SH       SOLE                    27404
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